Equity - Disclosure of ordinary shares and convertible preferred shares (Details) - € / shares	Dec. 31, 2024	Sep. 13, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Par value per share (in euro per share)	€ 0.15	€ 0.15
Ordinary shares issued (€0.15 par value per share) (in shares)	162,521,524		138,912,142
Convertible preferred shares registered (in shares)	0		0
TOTAL SHARES ISSUES (in shares)	162,521,524		138,912,142
Less Treasury shares (in shares)	(124,322)		(124,322)
OUTSTANDING SHARES (in shares)	162,397,202		138,787,820	138,243,160